REDEEMABLE NON-CONTROLLING INTERESTS - Redeemable non-controlling interest (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
REDEEMABLE NON-CONTROLLING INTERESTS
Balance at beginning of the year		¥ 404,673
Issuance of Series A Preferred Shares of DayOne	¥ 4,695,667
Net loss attributable to redeemable non-controlling interests	(120,447)	(655)
Other comprehensive income attributable to redeemable non-controlling interests	95,543
Accreted to the redemption value of redeemable non-controlling interest		10,801
Adjustment to the redemption value of redeemable non-controlling interests		178,982
Reclassification to current liability		¥ (593,801)
Deconsolidation (Note 3)	¥ (4,670,763)